Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.40
Maximum Aggregate Offering Price	$ 1,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165.72
Offering Note	(1) The ordinary shares, no par value (the "Shares") of NOVONIX Limited (the "Registrant") registered hereunder are represented by the Registrant's American Depositary Shares ("ADSs"), each representing four Shares. The Registrant's ADSs issuable upon deposit of the Shares have been registered under a separate registration statement on Form 20-F (File No. 001-41208). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Shares that may become issuable under the terms of the Registrant's Executive Options Plan (the "Plan") by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding Shares. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Registrant's Shares (as represented by ADSs) on The Nasdaq Stock Market LLC on April 21, 2026. (4) Represents Shares reserved for issuance under the Plan. (5) The Registrant does not have any fee offsets to claim.